Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Advertising (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Advertising expenses	$ 12,670,214	$ 11,781,250	$ 12,676,350